Accrued Liabilities and Other Payables	12 Months Ended
Dec. 31, 2017
Accrued Liabilities and Other Payables [Abstract]
ACCRUED LIABILITIES AND OTHER PAYABLES

NOTE 9 – ACCRUED LIABILITIES AND OTHER PAYABLES

At December 31, 2017 and 2016, accrued liabilities and other payables consisted of the following:

	December 31,	December 31,
	2017	2016
Deferred revenue	$2,326,406	$302,735
Accrued payroll	143,998	316,458
Other taxes payable	3,544,469	461,699
Other payable	852,384	686,526
Other loans	6,095,655	9,562,915
	$12,962,912	$11,329,613

Deferred revenue represents prepayments from customers for advertising service and is recognized as revenue when the advertising services are rendered.

Other loans of $939,555 and $57,416, respectively, as of December 31, 2017 and 2016, are unsecured, bear daily interest at 0.04% and are repayable on demand.